PREPAYMENTS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	December 31,	December 31,
	2021	2020
Prepayments to third party medias	$12,077,413	$6,058,481
Less: provision for doubtful accounts	(2,701,166)	–
	$9,376,247	$6,058,481